Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000243875 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000243875 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000243875 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000243875 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000243875 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000243875 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000243875 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000243875 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243875 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243875 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243875 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243875 [Member] | Cash & Cash Equivalents Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000254162 [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000254162 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000254162 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000254162 [Member] | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000254162 [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000254162 [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000254162 [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000254162 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000254162 [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000254162 [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000254162 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000254162 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000254162 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000254162 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000254162 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000254162 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000254162 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000254162 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000254162 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000254162 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000254162 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000254162 [Member] | Cash & Cash Equivalents Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%